Cover	Aug. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2021
Entity File Number	000-55915
Entity Registrant Name	12 RETECH CORPORATION
Entity Central Index Key	0001627611
Entity Tax Identification Number	38-3954047
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	515 E. Grant Street
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85004
City Area Code	(530)
Local Phone Number	539-4329
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	RETC
Entity Emerging Growth Company	false